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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]: Amendment Number: ______
This Amendment (Check only one):  [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Howard Hughes Medical Institute
Address:  4000 Jones Bridge Road
          Chevy Chase, MD 20815-6789

Form 13F File Number: 28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Richard Pender
Title:  Managing Director - Global Equities
Phone:  (301) 215-8697

Signature, Place, and Date of Signing:

    /s/ Richard Pender                 Chevy Chase, Maryland          07/21/08
-----------------------------       -----------------------------     --------
        [Signature]                        [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None
Form 13F Information Table Entry Total:      47
Form 13F Information Table Value Total:    970,313
                                         (thousands)

List of Other Included Managers:

   None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------                       --------------    --------- -------- ------------------ ---------- -------- ----------------
                                                                                                           VOTING AUTHORITY
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                 --------------    --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
AMAZON.COM INC                  COMMON           023135106   7,333    100,000 SH  N/A     SOLE      N/A     X    N/A   N/A
AMERICAN INTERNATIONAL GROUP    COMMON           026874107   5,954    225,000 SH  N/A     SOLE      N/A     X    N/A   N/A
APPLE INC                       COMMON           037833100   8,372     50,000 SH  N/A     SOLE      N/A     X    N/A   N/A
BANK OF NEW YORK MELLON CORP    COMMON           064058100   6,620    175,000 SH  N/A     SOLE      N/A     X    N/A   N/A
BJ SERVICES COMPANY             COMMON           055482103   4,791    150,000 SH  N/A     SOLE      N/A     X    N/A   N/A
BOEING COMPANY                  COMMON           097023105  11,501    175,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CANADIAN NATIONAL RAILWAY CO    COMMON           136375102   8,414    175,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CANON INC                       ADR              138006309  10,242    200,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CARDINAL HEALTH INC             COMMON           14149Y108  10,316    200,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CARNIVAL CORP                   PAIRED CTF       143658300   6,592    200,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CHESAPEAKE ENERGY               COMMON           165167107  11,543    175,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CISCO SYSTEMS INC               COMMON           17275R102   9,304    400,000 SH  N/A     SOLE      N/A     X    N/A   N/A
COSTCO WHOLESALE CORP           COMMON           22160K105   7,014    100,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CVS CAREMARK CORP               COMMON           126650100   4,946    125,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DEERE & COMPANY                 COMMON           244199105   9,016    125,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DISNEY WALT CO                  COM DISNEY       254687106  10,140    325,000 SH  N/A     SOLE      N/A     X    N/A   N/A
E.W. SCRIPPS COMPANY            COMMON           811054204   7,270    175,000 SH  N/A     SOLE      N/A     X    N/A   N/A
FIDELITY NATIONAL INFORMATION
  SERVICES                      COMMON           31620M106   5,537    150,000 SH  N/A     SOLE      N/A     X    N/A   N/A
GENENTECH INC                   COMMON NEW       368710406  11,385    150,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES TRUST                   MSCI EAFE IDX    464287465     343      5,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES TRUST                   MSCI EMERG MKT   464287234 179,829  1,325,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES TRUST                   RUSSELL1000GRW   464287614  80,098  1,450,000 SH  N/A     SOLE      N/A     X    N/A   N/A
LOWE'S COMPANIES INC            COMMON           548661107   6,225    300,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MARKET VECTORS ETF TRUST        AGRIBUS ETF      57060U605  10,841    175,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MARVEL ENTERTAINMENT INC        COMMON           57383T103   9,642    300,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MOODYS CORP                     COMMON           615369105  10,332    300,000 SH  N/A     SOLE      N/A     X    N/A   N/A
NRG ENERGY INC                  COMMON NEW       629377508   8,580    200,000 SH  N/A     SOLE      N/A     X    N/A   N/A
OMNICOM GROUP INC               COMMON           681919106   7,181    160,000 SH  N/A     SOLE      N/A     X    N/A   N/A
PEABODY ENERGY CORP             COMMON           704549104  11,006    125,000 SH  N/A     SOLE      N/A     X    N/A   N/A
PROCTER & GAMBLE COMPANY        COMMON           742718109   9,122    150,000 SH  N/A     SOLE      N/A     X    N/A   N/A
QUALCOMM INC                    COMMON           747525103     930     20,950 SH  N/A     SOLE      N/A     X    N/A   N/A
SCHLUMBERGER LTD                COMMON           806857108   8,057     75,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SPDR TRUST                      UNIT SER 1       78462F103 405,697  3,170,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SYMANTEC CORP                   COMMON           871503108   7,740    400,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SYSCO CORP                      COMMON           871829107   9,629    350,000 SH  N/A     SOLE      N/A     X    N/A   N/A
VALERO ENERGY CORP              COMMON           91913Y100  10,295    250,000 SH  N/A     SOLE      N/A     X    N/A   N/A
WAL-MART STORES INC             COMMON           931142103   9,835    175,000 SH  N/A     SOLE      N/A     X    N/A   N/A
WALGREEN CO                     COMMON           931422109  11,379    350,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ZIMMER HOLDINGS INC             COMMON           98956P102   8,506    125,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ADOLOR CORPORATION              COMMON           00724X102     103     18,750 SH  N/A     SOLE      N/A     X    N/A   N/A
LEXICON PHARMACEUTICALS INC     COMMON           528872104   1,126    703,997 SH  N/A     SOLE      N/A     X    N/A   N/A
MIDDLEBROOK
  PHARMACEUTICALS INC           COMMON           596087106     652    192,797 SH  N/A     SOLE      N/A     X    N/A   N/A
FAVRILLE INC                    COMMON           312088404      10    151,788 SH  N/A     SOLE      N/A     X    N/A   N/A
XENOPORT INC                    COMMON           98411C100     972     24,900 SH  N/A     SOLE      N/A     X    N/A   N/A
ALEXZA PHARMACEUTICALS INC      COMMON           015384100   2,203    559,147 SH  N/A     SOLE      N/A     X    N/A   N/A
DOUGLAS EMMETT INC              COMMON           25960P109   3,690    167,955 SH  N/A     SOLE      N/A     X    N/A   N/A
ION MEDIA NETWORKS INC          NOTE 11.000% 7/3 46205AAB9       2      7,598 SH  N/A     SOLE      N/A     X    N/A   N/A
                                                           970,313
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